ING Mutual Funds

ING Emerging Countries Fund (“Fund”)

Supplement dated June 10, 2008

to the Class A, Class B and Class C Prospectus,

and the Class I, Class Q and Class W Prospectus

each dated February 29, 2008

On March 27, 2008, the Board of Trustees of ING Mutual Funds approved a change in the sub-adviser for the Fund from Brandes Investment Partners, L.P. to ING Investment Management Advisors B.V. (“IIMA”) and subsequent changes to the Fund’s principal investment strategies. IIMA will manage the Fund pursuant to an interim sub-advisory agreement until a shareholder meeting to seek approval of a new sub-advisory agreement with IIMA can be held. A proxy statement is expected to be mailed to shareholders on or about June 26, 2008 and a special meeting of shareholders is expected to be held on or about August 21, 2008.

Effective June 10, 2008, the Class A, Class B and Class C Prospectus and the Class I, Class Q and Class W Prospectus are supplemented as follows:

1.	The information pertaining to the Fund in the table in the section entitled “Funds at a Glance” on page 2 of the Class A, Class B and Class C Prospectus and the Class I, Class Q and Class W Prospectus is revised as follows:

FUND	INVESTMENT OBJECTIVE
ING Emerging Countries Fund	Maximum long-term capital
Adviser: ING Investments, LLC	appreciation
Sub-Adviser: ING Investment Management Advisors B.V.

2.	The heading entitled “Sub-Adviser” at the top of page 16 of the Class A, Class B and Class C Prospectus and the Class I, Class Q and Class W Prospectus is hereby deleted in its entirety and replaced with the following:

Sub-Adviser

ING Investment Management Advisors B.V.

3.	The section entitled “ING Emerging Countries Fund – Principal Investment Strategies” on page 16 of the Class A, Class B and Class C Prospectus and the Class I, Class Q and Class W Prospectus is hereby amended to delete the section in its entirety and replace it with the following:

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in securities of issuers located in a number of different countries with emerging securities markets. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Fund may invest in large-, mid- and small-sized companies. An issuer is considered to be located in a country with an emerging securities market if: (i) the issuer is organized in a country with an emerging securities market; or (ii) the principal securities market for the issuer is in a country with an emerging securities market; or (iii) the issuer is listed on a securities exchange in a country with an emerging securities market; or (iv) the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a country with an emerging securities market or at least 50% of the issuer’s assets are located in a country with an emerging securities market.

The Sub-Adviser considers an emerging market country to be any country which is in or has been in the Emerging Market Database of Standard and Poor’s or the Morgan Stanley Capital International Emerging Markets IndexSM (“MSCI EM Index SM”), or those countries which generally are considered to be emerging market countries by the international financial community.

The Fund may invest up to 20% of its total assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities.

In selecting securities located in emerging market countries, the Sub-Adviser uses an active approach. By means of bottom-up fundamental analysis supported by top-down macro-economic analysis and quantitative screening, the Sub-Adviser identifies companies which it believes have good earnings growth prospects and return potential. To help in this process, the Sub-Adviser scores the emerging markets stocks on a wide range of quantitative and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Sub-Adviser seeks securities of emerging market issuers which are relatively liquid and covered by professional securities analysts.

The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains or redeploy assets into opportunities believed to be more promising, among others.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

4.	Footnote (1) to the bar chart entitled “Year-by-Year Total Returns” and the table entitled “Average Annual Total Returns” under the section entitled “ING Emerging Countries Fund – How the Fund has Performed” on page 17 of the Class A, Class B and Class C Prospectus and the Class I, Class Q and Class W Prospectus is hereby deleted and replaced with the following:

(1)	Effective June 10, 2008, IIMA began serving as the Sub-Adviser to the Fund and the principal investment strategies of the Fund were changed. From March 1, 2005 to June 9, 2008, Brandes Investment Partners, L.P. served as the Fund’s sub-adviser and the Fund’s investment strategies were changed. IIMA served as sub-adviser from December 5, 2002 to February 28, 2005. The Fund did not have a sub-adviser from October 1, 2002 to December 4, 2002. Prior to October 1, 2000, the Fund was advised by a different sub-adviser. ING Investments, LLC has been the Fund’s adviser since May 24, 1999.

5.

The information relating to the Fund in the table entitled “Operating Expenses Paid Each Year by the Funds(1)” beginning on page 49 of the Class A, Class B, and Class C Prospectus is hereby deleted and replaced with the following:

Class A

Fund		Management Fees	Distribution and Service (12b-1) Fees		Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements, and Recoupments(5)		Net Fund Operating Expenses
ING Emerging Countries Fund	%	1.25	0.35	(9)	0.39	N/A	1.99	(0.24	)(10)	1.75	(7)

Class B

Fund		Management Fees	Distribution and Service (12b-1) Fees		Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements, and Recoupments(5)		Net Fund Operating Expenses
ING Emerging Countries Fund	%	1.25	1.00		0.39	N/A	2.64	(0.14	)(10)	2.50	(7)

Class C

Fund		Management Fees	Distribution and Service (12b-1) Fees		Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements, and Recoupments(5)		Net Fund Operating Expenses
ING Emerging Countries Fund	%	1.25	1.00		0.39	N/A	2.64	(0.14	)(10)	2.50	(7)

6.	The table in the section entitled “What You Pay To Invest” is amended to add the following to footnote (10) of the table in the Class A, Class B and Class C Prospectus:

ING Investments, LLC has contractually agreed to waive a portion of the advisory fee for ING Emerging Countries Fund. The advisory fee waiver for the Fund would be (0.14)%. This advisory fee waiver will continue through at least May 28, 2009. There is no guarantee that this waiver will continue after that date. This agreement will only renew if ING Investments, LLC elects to renew it.

7.	The information relating to the Fund in the tables entitled “Examples” the Class A, Class B and Class C Prospectus is hereby deleted and replaced with the following:

Class A

Fund	1 Year	3 Years	5 Years	10 Years
ING Emerging Countries Fund(1)	$743	1,142	1,565	2,740

Class B

	If you sell your shares				If you don’t sell your shares
Fund	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING Emerging Countries Fund(1)	$753	1,107	1,588	2,806	253	807	1,388	2,806
Class
	If you sell your shares				If you don’t sell your shares
Fund	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING Emerging Countries Fund(1)	$353	807	1,388	2,963	253	807	1,388	2,963

8.

The information relating to the Fund in the table entitled “Operating Expenses Paid Each Year by the Funds(1)” of the Class I, Class Q and Class W Prospectus is hereby deleted and replaced with the following:

Class I

Fund		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements, and Recoupments(5)		Net Fund Operating Expenses
ING Emerging Countries Fund	%	1.25	N/A	0.31	N/A	1.56	(0.14	)(10)	1.42	(7)
Class Q
Fund		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements, and Recoupments(5)		Net Fund Operating Expenses
ING Emerging Countries Fund	%	1.25	0.25	0.31	N/A	1.81	(0.14	)(10)	1.67	(7)

Class W

Fund		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements, and Recoupments(5)		Net Fund Operating Expenses
ING Emerging Countries Fund	%	1.25	N/A	0.39	N/A	1.64	(0.14	)(10)	1.50	(7)

9.	The table in the section entitled “What You Pay To Invest” is amended to add the following to footnote (9) of the table in the Class I, Class Q and Class W Prospectus:

ING Investments, LLC has contractually agreed to waive a portion of the advisory fee for ING Emerging Countries Fund. The advisory fee waiver for the Fund would be (0.14)%. This advisory fee waiver will continue through at least May 28, 2009. There is no guarantee that this waiver will continue after that date. This agreement will only renew if ING Investments, LLC elects to renew it.

10.	The information relating to the Fund in the tables entitled “Examples” beginning on page 48 of the Class I, Class Q and Class W Prospectus is hereby deleted and replaced with the following:

Class I

Fund	1 Year	3 Years	5 Years	10 Years
ING Emerging Countries Fund(1)	$145	479	837	1,845
Class Q
Fund	1 Year	3 Years	5 Years	10 Years
ING Emerging Countries Fund(1)	$170	556	967	2,115
Class W
Fund	1 Year	3 Years	5 Years	10 Years
ING Emerging Countries Fund(1)	$153	504	879	1,932

11.	The section entitled “Management of the Funds – Adviser and Sub-Advisers – Sub-Advisers – ING Emerging Countries Fund and ING International Value Fund – Emerging Countries Fund” on page 71 of the Class A, Class B and Class C Prospectus and on page 64 of the Class I, Class Q and Class W Prospectus is amended to delete the section in its entirety and replace it with the following:

ING Emerging Countries Fund

ING Investment Management Advisors B.V.

ING Investment Management Advisors B.V. (“IIMA” or “Sub-Adviser”) serves as Sub-Adviser to ING Emerging Countries Fund. IIMA is a Netherlands corporation organized in

1896 and became an investment advisory company in 1991. It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliates in Canada and United States. IIMA is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. As of December 31, 2007, IIMA managed approximately $4.9 billion in assets. IIMA operates under the collective management of ING Investment Management Europe (“IIM Europe”) which had assets under management of approximately $230 billion as of March 31, 2007.

The following individuals are jointly responsible for the day-today management of ING Emerging Countries Fund:

Jan-Wim Derks has served as a member of the portfolio management team that manages the Fund since June 2008. Mr. Derks serves as Director of Global Emerging Markets Equities at IIMA and is head of the portfolio management team. Mr. Derks joined IIMA in 1997.

Roberto Lampl has served as a member of the portfolio management team that manages the Fund since June 2008. Mr. Lampl serves as Senior Investment Manager of Emerging Markets Equities. Mr. Lampl joined IIMA in 2004. Prior to that, Mr. Lampl was with FMO, the Netherlands Development Finance Corporation.

Michael Bootsma has served as a member of the portfolio management team that manages the Fund since June 2008. Mr. Bootsma serves as Senior Investment Manager of Emerging Markets Equities. Mr. Bootsma joined IIMA in 1997.

Composite of Substantially Similar Managed Accounts

The table below is designed to show how a composite of substantially similar accounts managed by IIMA performed over various periods in the past. The IIMA Emerging Markets Composite (the “Composite”) is a composite of the performance of all actual fee-paying, fully discretionary accounts under management by IIMA for at least one month beginning January 1, 2000 that has investment objectives, policies and strategies that are substantially similar to those of the Fund.

The returns for the Composite have not been modified to reflect the Fund’s fees and expenses. The accounts in the Composite do not necessarily pay the same expenses that the Fund pays and are not necessarily subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Code. Returns would have been lower if the Composite had been subject to these expenses and may have been lower if the Composite had been subject to these regulations. The aggregate returns of the accounts in the Composite may not reflect the returns of any particular account of IIMA. The performance reflected in the composite was calculated differently than the method used for calculating performance pursuant to SEC guidelines.

The table below shows the returns for the Composite compared with the MSCI EM IndexSM and the Morningstar Emerging Markets Category Average. This information is designated to demonstrate the historical track record of IIMA. Past performance is not a guarantee of future results.

	Total Returns for the Periods Ended December 31
	2002	2003	2004	2005	2006	2007	January 1, 2008 - March 31, 2008	Inception (January 1, 2000) - March 31, 2008
IIMA Emerging Markets Composite[1]	(10.46)%	43.63%	14.33%	27.83%	25.44%	32.11%	(15.59)%	12.67%
ING Emerging Countries Fund Class A [1,2]	(14.34)%	38.81%	13.18%	11.14%	20.14%	10.28%	(7.97)%	6.14%
MSCI Emerging Markets Index[3]	(6.17)%	55.82%	22.55%	34.00%	32.17%	39.39%	(10.99)%	13.21%[4]
Morningstar Emerging Markets Category Average	(6.05)%	55.19%	23.54%	31.54%	32.06%	36.68%	(11.28)%	11.95%

[1]	Reflects the deduction of the maximum applicable Class A sales charge of 5.75%.
[2]

Effective June 10, 2008, IIMA began serving as sub-adviser to the Fund and the Fund changed its principal investment strategies. Brandes served as sub-adviser to the Fund from March 1, 2005 to June 9, 2008. IIMA served as sub-adviser to the Fund from December 5, 2002 to February 28, 2005. The Fund return for Class A is for the period beginning January 1, 2000.

[3]

The MSCI EM IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. The index return is for the period beginning January 1, 2000.

[4]	Prior to December 31, 2001, the MSCI EM IndexSM did not include deduction of withholding taxes. The gross index return is for the period beginning January 1, 2000.

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ING Mutual Funds

ING Emerging Countries Fund (“Fund”)

Supplement dated June 10, 2008

to the Class A, Class B, Class C, Class I, Class Q and Class W

Statement of Additional Information (“SAI”) dated February 29, 2008

On March 27, 2008, the Board of Trustees of ING Mutual Funds approved a change in the sub-adviser for the Fund from Brandes Investment Partners, L.P. to ING Investment Management Advisors B.V. (“IIMA”) and subsequent changes to the Fund’s principal investment strategies. IIMA will manage the Fund pursuant to an interim advisory agreement until a shareholder meeting to seek approval of a new sub-advisory agreement with IIMA can be held. A proxy statement is expected to be mailed to shareholders on or about June 26, 2008 and a special meeting of shareholders is expected to be held on or about August 21, 2008.

Effective June 10, 2008, the Class A, Class B, Class C, Class I, Class Q and Class W SAI will be supplemented to reflect the following:

1.	The section entitled “Adviser” beginning on page 131 of the SAI is hereby amended to delete the second sentence of the first paragraph and replace it with the following:

ING Investments, subject to the authority of the Trustees of the Funds, has the overall responsibility for the management of each Fund’s portfolio subject to delegation of certain responsibilities to other investment advisers (each a “Sub-Adviser” and collectively, “Sub-Advisers”): ING Investment Management Advisors B.V. (“IIMA”) as the Sub-Adviser to Emerging Countries Fund, Emerging Markets Fixed Income Fund, Global Equity Dividend Fund, Index Plus International Equity Fund, International Equity Dividend Fund, International Value Opportunities Fund and Russia Fund; ING Clarion Real Estate Securities L.P. (“ING CRES”) as the Sub-Adviser to Asia-Pacific Real Estate Fund, European Real Estate Fund, Global Real Estate Fund and International Real Estate Fund; ING Investment Management Asia/Pacific (Hong Kong) Limited (“IIM Asia Pacific”) as the Sub-Adviser to Greater China Fund; ING Investment Management Co. (“ING IM”), as the Sub-Adviser to Disciplined International SmallCap Fund, International Growth Opportunities Fund, Global Natural Resources Fund and Global Bond Fund; Julius Baer Investment Management LLC (“JBIM”) as the Sub-Adviser to Foreign Fund; Tradewinds Global Investors, LLC (“Tradewinds”) as the Sub-Adviser to Global Value Choice Fund and International Value Choice Fund; Hansberger Global Investors, Inc. (“HGI”) as the Sub-Adviser to International Capital Appreciation Fund; Acadian Asset Management LLC (“Acadian”), Batterymarch Financial Management, Inc. (“Batterymarch”) and Schroder Investment Management North America Inc. (“Schroder”) as the Sub-Advisers to International SmallCap Multi-Manager Fund; and ING IM and Brandes as Sub-Advisers to International Value Fund.

2.	The section entitled “Adviser – Advisory Fees” beginning on page 132 is amended to add “(3)” to Emerging Countries Fund and to add the following footnote to the Advisory Fees chart:

(3)	Pursuant to a waiver to the Investment Management Agreement, ING Investments, LLC has agreed to lower the advisory fee for ING Emerging Countries Fund so that advisory fees payable to ING Investments, LLC will be waived in amounts equal to 50% of the savings to ING Investments, LLC resulting from the implementation of sub-advisory fee reductions for the period from June 10, 2008 through March 1, 2009 for this Fund. There is no guarantee this waiver will continue after that date. This agreement will only renew if ING Investments, LLC elects to renew it.

3.	The section entitled “Sub-Advisors” beginning on page 136 of the SAI is hereby amended to delete the fifth paragraph and replace it with the following:

Pursuant to an Amended and Restated Sub-Advisory Agreement dated December 7, 2005 and the first amendment to the amended and restated sub-advisory agreement dated December 1, 2006 between ING Investments and IIMA, IIMA serves as Sub-Adviser to Emerging Markets Fixed Income Fund, Global Equity Dividend Fund, Index Plus International Equity Fund, International Equity Dividend Fund, International Value Opportunities Fund and Russia Fund. Pursuant to an Interim Sub-Advisory Agreement dated June 10, 2008, between ING Investments and IIMA, IIMA serves as Sub-Adviser to Emerging Countries Fund. In this capacity, IIMA, subject to the supervision and control of ING Investments and the Trustees of the Fund, manages each Fund’s portfolio investments, consistently with the Fund’s investment objective, and executes any of the Fund’s investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by ING Investments. Located at Prinses Beatrixlaan 15, 2595 AK, The Hague, The Netherlands, IIMA operates under the collective management of ING Investment Management.

4.	The section entitled “Sub-Advisors” beginning on page 136 of the SAI is hereby amended to delete the 10th paragraph.

5.	The information pertaining to the Fund in the annual sub-advisory fees table beginning on page 139 of the SAI is hereby deleted in its entirety and replaced with the following:

Fund	Annual Sub-Advisory Fee
ING Emerging Countries Fund	0.42% of the Fund’s average daily net assets.

6.	The section entitled “Portfolio Managers - International Value Fund” on page 145 of the SAI is amended to delete the section in its entirety and replace it with the following:

Emerging Countries Fund

Sub-Advised by ING Investment Management Advisors B.V.

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of March 31, 2008:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts*	Total Assets
Jan-Wim Derks	2	$1,294,000,000	3	$984,000,000	2	$1,399,000,000
Michiel Bootsma	1	$273,000,000	2	$647,000,000	1	$1,062,000,000
Roberto Lampl	1	$273,000,000	3	$1,115,000,000	1	$1,062,000,000

Potential Material Conflicts of Interest

IIMA’s investment teams are responsible for managing and executing trades on behalf of multiple clients including other registered funds, legal entities, other accounts including proprietary accounts, separate accounts and other pooled investment vehicles. An investment team may manage a portfolio or separate account, which may have materially higher fee arrangements than the Fund and may also have a performance based fee. The management of multiple Funds and/or other accounts may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. IIMA has adopted compliance procedures which are reasonably designed to address these types of conflicts.

Compensation

Within ING IM Europe, the portfolio managers’ compensation typically consists of a base salary and a bonus which is based on ING IM Europe’s (IIMA is one of the legal entities of ING IM Europe) performance as well as 1 year and 3 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks performance. In addition, the portfolio managers are offered long-term equity awards, such as stocks and/or stock options, which are tied to the performance of the Sub-Adviser’s parent company, ING Groep.

Portfolio managers are eligible to participate in an annual incentive plan. The overall design of the ING IM Europe annual incentive plan was developed to closely tie compensation to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. ING IM Europe has defined indices and set performance goals to appropriately reflect requirements for each investment team. The measures for the team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus benchmark(s) over a one year period. The results for overall ING IM Europe scorecards are calculated based on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are typically weighted by 20% being attributable to the overall ING IM Europe performance and 80% attributable to their specific team results.

The portfolio managers also participate in ING’s Pension and Retirement plans, which are available to almost all salaried employees in the firm.

Ownership of Securities

The following table shows the dollar range of shares of the Fund owned by the portfolio manager as of March 31, 2008 including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned
Jan-Wim Derks	None
Michiel Bootsma	None
Roberto Lampl	None

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